Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 295,000	$ 296,000
Non-current	4,093,672	4,826,659
Current	837,675	264,455
Total Project debt	$ 4,931,347	$ 5,091,114